Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and intangible assets with indefinite useful lives (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 31,986,000,000	€ 30,994,000,000
Additions	93,000,000	352,000,000
Impairment losses and assets write-offs	(94,000,000)	(514,000,000)	€ 0
Translation differences and other	(2,809,000,000)	1,154,000,000
Intangible assets and goodwill at end of period	29,176,000,000	31,986,000,000	30,994,000,000
Auto Avaliar
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill				€ 45,000,000
Free2Move eSolutions S.p.A. (F2MeS)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill				€ 48,000,000
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,344,000,000	15,173,000,000
Additions	93,000,000	290,000,000
Impairment losses and assets write-offs	(94,000,000)	(514,000,000)
Translation differences and other	(1,334,000,000)	395,000,000
Intangible assets and goodwill at end of period	14,009,000,000	15,344,000,000	15,173,000,000
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,896,000,000	15,211,000,000
Additions	93,000,000	290,000,000
Impairment losses and assets write-offs	0	0
Translation differences and other	(1,342,000,000)	395,000,000
Intangible assets and goodwill at end of period	14,647,000,000	15,896,000,000	15,211,000,000
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(552,000,000)	(38,000,000)
Additions	0	0
Impairment losses and assets write-offs	94,000,000	(514,000,000)
Translation differences and other	8,000,000	0
Intangible assets and goodwill at end of period	(638,000,000)	(552,000,000)	(38,000,000)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	16,618,000,000	15,796,000,000
Additions	0	61,000,000
Impairment losses and assets write-offs	0	0
Translation differences and other	(1,475,000,000)	761,000,000
Intangible assets and goodwill at end of period	15,143,000,000	16,618,000,000	15,796,000,000
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	24,000,000	25,000,000
Additions	0	1,000,000
Impairment losses and assets write-offs	0	0
Translation differences and other	0	(2,000,000)
Intangible assets and goodwill at end of period	€ 24,000,000	€ 24,000,000	€ 25,000,000